Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 82,021	$ 11,303	¥ 358,787
Prepayments, receivables and other current assets	59,208	8,159	54,956
Short-term investments	297,571	41,006	61,312
Total current assets	485,561	66,912	507,815
Non-current assets:
Total non-current assets	372,666	51,355	430,547
Total assets	858,227	118,267	938,362
Current liabilities:
Accruals and other current liabilities	301,204	41,507	299,317
Total current liabilities	320,875	44,217	321,836
Non-current liabilities:
Deferred tax liabilities	0	0	1,299
Total non-current liabilities	352	49	2,072
Total liabilities	321,227	44,266	323,908
SHAREHOLDERS' EQUITY
Treasury stock (US$0.00001 par value; 272,394,100 and 287,717,500 shares as of March 31,2024 and 2025, respectively)	(138,269)	(19,054)	(137,446)
Additional paid-in capital	9,490,093	1,307,770	9,489,254
Statutory reserves	6,705	924	3,331
Accumulated other comprehensive income	72,670	10,014	89,567
Accumulated deficit	(8,922,425)	(1,229,543)	(8,856,494)
Total shareholders' equity	537,000	74,001	614,454		¥ 671,359	¥ 832,155
Total liabilities and shareholders' equity	858,227	118,267	938,362
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	165	23	165
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	16	2	16
Parent Company
Current assets:
Cash and cash equivalents	954	131	1,875	$ 258	¥ 14,668	¥ 4,349
Prepayments, receivables and other current assets	34,417	4,743	50
Short-term investments	2,777	383	0
Total current assets	38,148	5,257	1,925
Non-current assets:
Amounts due from subsidiaries	1,063,552	146,561	1,091,375
Investments in other investees	10,346	1,426	35,086
Total non-current assets	1,073,898	147,987	1,126,461
Total assets	1,112,046	153,244	1,128,386
Current liabilities:
Accruals and other current liabilities	967	133	879
Total current liabilities	104,982	14,467	104,894
Non-current liabilities:
Investment deficit of subsidiaries	498,109	68,641	433,800
Deferred tax liabilities	0	0	1,299
Total non-current liabilities	498,109	68,641	435,099
Total liabilities	603,091	83,108	539,993
SHAREHOLDERS' EQUITY
Treasury stock (US$0.00001 par value; 272,394,100 and 287,717,500 shares as of March 31,2024 and 2025, respectively)	(138,269)	(19,054)	(137,446)
Additional paid-in capital	9,490,093	1,307,770	9,489,254
Statutory reserves	6,705	924	3,331
Accumulated other comprehensive income	72,670	10,014	89,567
Accumulated deficit	(8,922,425)	(1,229,543)	(8,856,494)
Total shareholders' equity	508,955	70,136	588,393
Total liabilities and shareholders' equity	1,112,046	153,244	1,128,386
Parent Company | Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	165	23	165
Parent Company | Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	16	2	16
Subsidiaries | Parent Company
Current liabilities:
Amounts due to subsidiaries	¥ 104,015	$ 14,334	¥ 104,015